PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [Abstract]
Schedule of reconciliation of defined benefit obligations and plan assets
A reconciliation of the defined benefit obligations and plan assets is presented in the table below for the years ended:

	Pension plans		Other plans
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	$	$	$	$
Defined benefit obligations
Balance, beginning of year	100,209	91,148	3,018	2,907
Current service cost	1,177	1,132	64	62
Interest cost	2,230	2,701	65	80
Benefits paid	(4,561)	(4,456)	(210)	(78)
Actuarial losses (gains) from demographic assumptions	225	(666)	1	(4)
Actuarial (gains) losses from financial assumptions	(5,654)	9,561	(155)	105
Experience losses (gains)	1	282	(55)	(88)
Foreign exchange rate adjustment	(30)	507	(2)	34
Balance, end of year	93,597	100,209	2,726	3,018
Fair value of plan assets
Balance, beginning of year	86,425	79,003	—	—
Interest income	1,867	2,297	—	—
Return on plan assets (excluding amounts included in net interest expense)	(332)	8,494	—	—
Contributions by the employer	968	1,051	210	78
Benefits paid	(4,561)	(4,456)	(210)	(78)
Administration expenses	(275)	(379)	—	—
Foreign exchange rate adjustment	(37)	415	—	—
Balance, end of year	84,055	86,425	—	—
Funded status – deficit	9,542	13,784	2,726	3,018

Schedule of disclosure of defined benefit plans
The defined benefit obligations and fair value of plan assets broken down by geographical locations is as follows for the years ended:

	December 31, 2021
	US	Canada	Total
	$	$	$
Defined benefit obligations	76,206	20,117	96,323
Fair value of plan assets	(66,657)	(17,398)	(84,055)
Deficit in plans	9,549	2,719	12,268

	December 31, 2020
	US	Canada	Total
	$	$	$
Defined benefit obligations	81,883	21,344	103,227
Fair value of plan assets	(69,649)	(16,776)	(86,425)
Deficit in plans	12,234	4,568	16,802
The significant weighted average assumptions which were used to measure defined benefit obligations are as follows for the years ended:

	US plans		Canadian plans
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Discount rate
Pension plans (end of the year) (1)	2.58%	2.15%	3.00%	2.55%
Pension plans (current service cost) (2)	2.34%	3.10%	2.60%	3.20%
Other plans (end of the year) (1)	2.17%	1.65%	3.00%	2.55%
Other plans (current service cost) (2)	1.99%	2.82%	2.60%	3.20%
Life expectancy at age 65 (in years) (3)
Current pensioner - Male	20	19	22	22
Current pensioner - Female	22	21	25	25
Current member aged 45 - Male	21	21	24	23
Current member aged 45 - Female	23	23	26	26
(1)Represents the discount rate used to calculate the accrued benefit obligation at the end of the year and applied to other components such as interest cost in the following year.
(2)Represents the discount rate used to calculate annual service cost.
(3)Utilizes mortality tables issued by the Society of Actuaries and the Canadian Institute of Actuaries.

Schedule of funded status of defined benefit plans
The defined benefit obligations for pension plans broken down by funding status are as follows for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Wholly unfunded	12,445	13,460
Wholly funded or partially funded	81,152	86,749
Total obligations	93,597	100,209

Schedule of reconciliation of pension and other post-retirement benefits recognized in Balance Sheets
A reconciliation of pension and other post-retirement benefits recognized in the consolidated balance sheets is as follows for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Pension Plans
Present value of the defined benefit obligations	93,597	100,209
Fair value of the plan assets	84,055	86,425
Deficit in plans	9,542	13,784
Assets recognized in other assets	3,539	3,024
Liabilities recognized	13,081	16,808
Pension benefits recognized in balance sheets	9,542	13,784
Other plans
Present value of the defined benefit obligations and deficit in the plans	2,726	3,018
Liabilities recognized	2,726	3,018
Total plans
Total assets recognized in other assets	3,539	3,024
Total liabilities recognized	15,807	19,826
Total pension and other post-retirement benefits recognized in balance sheets	12,268	16,802

Schedule of composition of plan assets based on fair value
The composition of plan assets based on the fair value was as follows for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Asset category
Cash	42	78
Equity instruments	11,580	14,838
Fixed income instruments	72,433	71,509
Total	84,055	86,425

Schedule of defined benefit expenses recognized in Consolidated Earnings
The following tables present the defined benefit expenses recognized in consolidated earnings for each of the years in the three-year period ended December 31, 2021:

	Pension plans			Other plans
	2021	2020	2019	2021	2020	2019
	$	$	$	$	$	$
Current service cost	1,177	1,132	1,036	64	62	60
Administration expenses	275	379	422	—	—	—
Net interest expense	363	404	515	65	80	106
Net costs recognized in the statement of consolidated earnings	1,815	1,915	1,973	129	142	166

	Total plans
	2021	2020	2019
	$	$	$
Current service cost	1,241	1,194	1,096
Administration expenses	275	379	422
Net interest expense	428	484	621
Net costs recognized in the statement of consolidated earnings	1,944	2,057	2,139

Schedule of defined benefit plan liability remeasurement recognized in OCI
The table below presents the defined benefit liability or asset remeasurement recognized in OCI for each of the years in the three-year period ended December 31, 2021:

	Pension plans			Other plans
	2021	2020	2019	2021	2020	2019
	$	$	$	$	$	$
Actuarial (losses) gains from demographic assumptions	(225)	666	542	(1)	4	(17)
Actuarial gains (losses) from financial assumptions	5,654	(9,561)	(10,924)	155	(105)	(209)
Experience (losses) gains	(1)	(282)	(692)	55	88	273
Return on plan assets (excluding amounts included in net interest expense)	(332)	8,494	11,789	—	—	—
Total amounts recognized in OCI	5,096	(683)	715	209	(13)	47

Schedule of sensitivity analysis for actuarial assumptions	The sensitivity analysis below has been determined based on reasonably possible changes in the assumptions, in isolation from one another, occurring at the end of the reporting period. This analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in the assumptions would occur in isolation from one another as some of the assumptions may be correlated. An increase or decrease of 1% in the discount rate or an increase or decrease of one year in mortality rate would result in the following increase (decrease) in the defined benefit obligations:

	December 31, 2021	December 31, 2020
	$	$
Discount rate
Increase of 1%	(11,388)	(12,590)
Decrease of 1%	14,058	15,637
Mortality rate
Life expectancy increased by one year	3,229	3,491
Life expectancy decreased by one year	(3,313)	(3,588)